Exhibit 99.2

Data Compare (Non-Ignored)
Run Date - 6/15/2026 10:47:14 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[redacted]	650001128	[redacted]			Borrower Qualifying FICO	[redacted]	[redacted]	Verified	Field Value reflects mid score of all 3 scores or lower of 2 scores
[redacted]	650001128	[redacted]			Coborrower Qualifying FICO	[redacted]	[redacted]	Verified	Field Value reflects mid score of all 3 scores or lower of 2 scores
[redacted]	650001128	[redacted]			Investor: Qualifying Total Debt Ratio	[redacted]	[redacted]	Verified	Field Value DTI is in line with the 1008 provided in file.
[redacted]	650001233	[redacted]			Investor: Qualifying Total Debt Ratio	[redacted]	[redacted]	Verified	Field Value DTI is higher than Tape value but within 3% and < 45% DTI